Schedule of biological assets (Details) - USD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
BIOLOGICAL ASSETS [abstract]
Biological assets, beginning balance	$ 0
Acquired biological assets	2,298,534
Fair value adjustment on biological assets	(278,920)	$ 0	$ 0
Increase in biological assets due to capitalized costs	1,751,906
Transferred to inventory upon harvest	(1,900,980)
Biological assets, ending balance	$ 1,870,540	$ 0